Purchased Loans - Aging Analysis of Past Due Loans, Segregated by Class (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Gross Loans	$ 476,445	$ 429,322
Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	2,003
Total Past Due Loans	2,014
Current Loans	98,615
Total Gross Loans	100,630
Commercial Real Estate Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	1,576
Total Past Due Loans	965
Current Loans	82,044
Total Gross Loans	83,620
Commercial Real Estate Portfolio Segment [Member] | Land Development And Construction Loans [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	528
Total Past Due Loans	528
Current Loans	14,194
Total Gross Loans	14,722
Commercial Real Estate Portfolio Segment [Member] | Farmland Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	510
Total Gross Loans	510
Commercial Real Estate Portfolio Segment [Member] | 1-4 Family Mortgages [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	444
Total Past Due Loans	444
Current Loans	35,508
Total Gross Loans	35,952
Commercial Real Estate Portfolio Segment [Member] | Real Estate Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	603
Total Past Due Loans	603
Current Loans	31,833
Total Gross Loans	32,436
Real Estate Loans [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	379
Total Past Due Loans	382
Current Loans	14,655
Total Gross Loans	15,037
Real Estate Loans [Member] | Commercial and Industrial Loans [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	379
Total Past Due Loans	382
Current Loans	13,771
Total Gross Loans	14,153
Real Estate Loans [Member] | Farm Production and Other Farm Loans [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current Loans	884
Total Gross Loans	884
Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	49
Total Past Due Loans	57
Current Loans	1,916
Total Gross Loans	1,973
Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans 30-89 Days Past Due	49
Total Past Due Loans	57
Current Loans	1,916
Total Gross Loans	1,973
Loans 90 or more Days Past Due [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	11
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	3
Loans 90 or more Days Past Due [Member] | Real Estate Loans [Member] | Commercial and Industrial Loans [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	3
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	8
Loans 90 or more Days Past Due [Member] | Consumer Portfolio Segment [Member] | Other Consumer Loan [Member] | Financial Asset Acquired with Credit Deterioration [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due Loans	$ 8